SHARE-BASED COMPENSATION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Expense by Type of Award

The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2012	2013	2014
Share options	$481	$256	$85
Restricted stock units	13,833	17,639	22,878

Total share-based compensation expense	$14,314	$17,895	$22,963

Assumptions Used to Estimate Fair Value of Each Share Option Awarded on Date of Grant Using Black-Scholes Option Pricing Model

The fair value of each share option awarded is estimated on the date of grant using the Black-Scholes option pricing model with the following significant assumptions:

	2012	2013	2014
Risk-free interest rate	0.93%	N/A	N/A
Expected life (in years)	6.00	N/A	N/A
Expected volatility	44.3%	N/A	N/A
Expected dividends	—	N/A	N/A

Summary of Share Option Activity

The following summarizes the Company’s share option activity for the year ended December 31, 2014:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2014	2,443,496	$2.18	6.29 years	$6,389
Granted	—
Forfeited	—
Exercised	(1,002,696)	$2.22

Outstanding at December 31, 2014	1,440,800	$1.64	5.17 years	$3,698

Vested or expected to vest at December 31, 2014	1,440,800	$1.64	5.17 years	$3,698

Exercisable at December 31, 2014	1,040,800	$1.56	4.00 years	$2,753

Summary of Nonvested Restricted Stock Unit Activity

A summary of nonvested restricted stock unit activity under the Plan for the year ended December 31, 2014, is presented below:

Nonvested Restricted Stock Units	Number of Nonvested Restricted Stock Units	Weighted Average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2014	18,263,088	$2.91
Granted	10,074,320	$4.50
Forfeited	(1,088,712)	$2.72
Vested	(7,607,072)	$1.80

Nonvested restricted stock units at December 31, 2014	19,641,624	$3.12

Assumptions Used to Estimated Grant Fair Value Using Monte Carlo Simulation	The Company estimated the grant-date fair value using a Monte Carlo simulation with the following assumptions:

2012
Risk-free interest rate	0.14 - 0.24%
Expected volatility	36.91%
Expected dividends	—